Short-term Investments - Schedule of Short-term investments (Detail) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Short-term Investments [Abstract]
Aggregate cost	$ 766,295	$ 1,493,411
Gross unrealized gain		13,574
Aggregate fair value	$ 766,295	$ 1,506,985